Commitments, Contingencies (10K) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Dec. 23, 2014	Mar. 31, 2015	Dec. 31, 2014	Jun. 23, 2014	Dec. 31, 2013
Percentage of returned funds		90.00%	90.00%
Percentage of funds proceed		10.00%	10.00%
Percentage of required funds		90.00%	90.00%
Escrowed funds		$ 100,000	$ 100,000
Proceeds from escrowed funds		10,000	10,000
Return of escrowed funds		90,000	90,000
Contingent liability		90,000	90,000
License fee		10,000	10,000
Due date	Dec. 31, 2015
Rent expense		500	500
Escrow Trust [Member]
Percentage of subscription proceeds		10.00%	10.00%
Trust account balance		90,000	90,000
MHI Patients [Member]
Percentage of billing fee		20.00%	20.00%
Reimbursement revenue			100,000
Issues of shares			110,000
MHI Patients [Member] | Maximum [Member]
Reimbursement revenue			1,000,000
Issues of shares			1,100,000
Bistromatics Corp., [Member]
License fee		20,000	20,000
Due upon execution			2,000
Balance due			$ 13,000	$ 5,000
Due date		Sep. 15, 2014	Sep. 15, 2014	Aug. 01, 2014